Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2025
C000012060
Average Annual Return [Line Items]
Average Annual Return, Percent	11.52%		15.07%	11.65%
C000038163
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%		14.52%	11.75%
C000012199
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%		14.72%	11.87%
C000012048
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.83%)		11.91%	6.31%
C000012050
Average Annual Return [Line Items]
Average Annual Return, Percent	16.06%		12.54%	10.53%
C000012194
Average Annual Return [Line Items]
Average Annual Return, Percent	8.96%		14.75%	9.75%
C000012051
Average Annual Return [Line Items]
Average Annual Return, Percent	(10.33%)		20.28%	2.66%
C000012052
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%		17.04%	11.67%
C000012053
Average Annual Return [Line Items]
Average Annual Return, Percent	22.98%		17.59%	11.45%
C000012054
Average Annual Return [Line Items]
Average Annual Return, Percent	0.87%		7.91%	8.27%
C000012055
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%		14.49%	10.51%
C000012059
Average Annual Return [Line Items]
Average Annual Return, Percent	11.95%		20.04%	19.06%
C000012061
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.22%)		11.45%	5.93%
C000012062
Average Annual Return [Line Items]
Average Annual Return, Percent	21.65%		10.23%	9.33%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index		S&P Total Market Index
Average Annual Return, Percent	11.25%		15.02%	11.59%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index		MSCI USA Index
Average Annual Return, Percent	12.25%		15.57%	12.25%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index		MSCI USA Index
Average Annual Return, Percent	12.25%		15.57%	12.25%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index		S&P Total Market Index
Average Annual Return, Percent	11.25%		15.02%	11.59%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index		S&P Total Market Index
Average Annual Return, Percent	11.25%		15.02%	11.59%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.40%		15.12%	11.68%
Dow Jones U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Index™	Dow Jones U.S. Index™
Average Annual Return, Percent	11.74%		15.28%	11.85%
MSCI KLD 400 Social Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI KLD 400 Social Index	MSCI KLD 400 Social Index
Average Annual Return, Percent	7.47%		14.78%	12.10%
MSCI USA Extended ESG Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended ESG Select Index	MSCI USA Extended ESG Select Index
Average Annual Return, Percent	11.49%		14.99%	12.23%
Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Basic Materials RIC 22.5/45 Capped Index	Russell 1000 Basic Materials RIC 22.5/45 Capped Index
Average Annual Return, Percent	(5.47%)		12.34%	6.72%
Russell 1000 Consumer Discretionary RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index	Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	16.42%		12.94%	10.97%
Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index	Russell 1000 Consumer Staples RIC 22.5/45 Capped Index
Average Annual Return, Percent	9.37%		15.22%	10.20%
Russell 1000 Energy RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Energy RIC 22.5/45 Capped Index	Russell 1000 Energy RIC 22.5/45 Capped Index
Average Annual Return, Percent	(9.97%)		20.76%	3.07%
Dow Jones U.S. Financial Services Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Financial Services Index™	Dow Jones U.S. Financial Services Index™
Average Annual Return, Percent	24.38%		17.49%	12.12%
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index	Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	23.44%		18.06%	11.89%
Russell 1000 Health Care RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Health Care RIC 22.5/45 Capped Index	Russell 1000 Health Care RIC 22.5/45 Capped Index
Average Annual Return, Percent	1.24%		8.32%	8.70%
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index	Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index
Average Annual Return, Percent	8.82%		14.93%	10.97%
Russell 1000 Technology RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Technology RIC 22.5/45 Capped Index	Russell 1000 Technology RIC 22.5/45 Capped Index
Average Annual Return, Percent	12.39%		20.49%	19.55%
S&P Transportation Select Industry FMC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Transportation Select Industry FMC Capped Index	S&P Transportation Select Industry FMC Capped Index
Average Annual Return, Percent	(3.87%)		12.45%	6.57%
Russell 1000 Utilities RIC 22.5/45 Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Utilities RIC 22.5/45 Capped Index	Russell 1000 Utilities RIC 22.5/45 Capped Index
Average Annual Return, Percent	22.14%		10.64%	9.78%